Employee Benefits - Summary Of Number Of Exercisable Options (Detail) - shares	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Detailed Information About Number Of Options Exercisable [Line Items]
Number of share options exercisable in share-based payment arrangement	3,622,162	4,653,641	6,417,665
Employee Stock Option Plan [Member]
Disclosure Of Detailed Information About Number Of Options Exercisable [Line Items]
Number of share options exercisable in share-based payment arrangement	675,691	910,382	1,285,619
Management Stock Option Plan [Member]
Disclosure Of Detailed Information About Number Of Options Exercisable [Line Items]
Number of share options exercisable in share-based payment arrangement	1,932,862	2,729,650	4,873,644
Founders Stock Option Plan [Member]
Disclosure Of Detailed Information About Number Of Options Exercisable [Line Items]
Number of share options exercisable in share-based payment arrangement	1,013,609	1,013,609	258,402
Restricted Stock Units [Member]
Disclosure Of Detailed Information About Number Of Options Exercisable [Line Items]
Number of share options exercisable in share-based payment arrangement	0	0	0